Shareholder Report, Holdings (Details)	Jul. 31, 2025
INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	32.36%
INSTITUTIONAL CLASS | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
INSTITUTIONAL CLASS | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
INSTITUTIONAL CLASS | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INSTITUTIONAL CLASS | Aaon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
INSTITUTIONAL CLASS | Adma Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL CLASS | Excelerate Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
INSTITUTIONAL CLASS | Paylocity Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
INSTITUTIONAL CLASS | Casella Waste Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
INSTITUTIONAL CLASS | Stevanato Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
INSTITUTIONAL CLASS | App Folio Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
INSTITUTIONAL CLASS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.21%
INSTITUTIONAL CLASS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
INSTITUTIONAL CLASS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
INSTITUTIONAL CLASS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.72%
INSTITUTIONAL CLASS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.22%
INSTITUTIONAL CLASS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.38%
INSTITUTIONAL CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
INSTITUTIONAL CLASS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.08%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
INSTITUTIONAL CLASS | Kura Sushi U S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
INSTITUTIONAL CLASS | Le Maitre Vascular [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
INSTITUTIONAL CLASS | I Radimed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
INSTITUTIONAL CLASS | Ligand Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
INSTITUTIONAL CLASS | Metropolitan Bank Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
INSTITUTIONAL CLASS | I Verticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
INSTITUTIONAL CLASS | P D F Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
INSTITUTIONAL CLASS | Phibro Animal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
INSTITUTIONAL CLASS | A D M A Biologics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
INSTITUTIONAL CLASS | Aris Water Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
INSTITUTIONAL CLASS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.82%
INSTITUTIONAL CLASS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
INSTITUTIONAL CLASS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
INSTITUTIONAL CLASS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
INSTITUTIONAL CLASS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	30.99%
INSTITUTIONAL CLASS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.55%
INSTITUTIONAL CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.23%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.25%
Institutional Class | Janus Henderson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Eagle Funding Luxco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Institutional Class | Simplify Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Institutional Class | P S E G Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Institutional Class | Wells Fargo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Institutional Class | Anglo American Captial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Institutional Class | H F Sinclair [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Institutional Class | Royal Bank Of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Institutional Class | W V Group America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Institutional Class | Sixth Street Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	42.51%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.78%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	13.97%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.27%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
Institutional Class | Govtand Agency [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.57%
Institutional Class | Fannie Mae Discoun [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
Institutional Class | Treasury Bill 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.21%
Institutional Class | Treasury Bill 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
Institutional Class | Treasury Bill 70 Due 1025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%
Institutional Class | Treasury Bill 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Treasury Bill 1. 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Institutional Class | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Institutional Class | Treasury Bill 1. 40 Due 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Institutional Class | Fanniemae Aces Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Institutional Class | F H L M C Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.11%
Institutional Class | Govtand Agency [Member]
Holdings [Line Items]
Percent of Total Investments	82.89%